10-K Acquisitions - Changes in contingent consideration account balance (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	$ 3,358	$ 6,147	$ 4,724
Contingent consideration recognized on acquisition			6,352
Cash payments of contingent consideration		(3,236)
Issuance of SVS as settlement of contingent consideration		(497)
Revaluation of contingent consideration	(254)	641	(4,862)
Effect of exchange rate differences	(57)	215	(67)
Gain on contingent consideration not paid		88
Total contingent consideration liability, ending balance	3,047	3,358	6,147
Contingent consideration payable	3,047	3,358	6,147
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current	3,047	3,358	2,837
EMMAC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	3,358	2,837	4,724
Contingent consideration recognized on acquisition			0
Cash payments of contingent consideration		0
Issuance of SVS as settlement of contingent consideration		0
Revaluation of contingent consideration	(254)	306	(1,820)
Effect of exchange rate differences	(57)	215	(67)
Gain on contingent consideration not paid		0
Total contingent consideration liability, ending balance	3,047	3,358	2,837
Contingent consideration payable	3,047	3,358	2,837
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current	3,047	3,358
NGC
Business Combination, Contingent Consideration, Liability [Roll Forward]
Total contingent consideration liability, beginning balance	0	3,310	0
Contingent consideration recognized on acquisition			6,352
Cash payments of contingent consideration		(3,236)
Issuance of SVS as settlement of contingent consideration		(497)
Revaluation of contingent consideration	0	335	(3,042)
Effect of exchange rate differences	0	0	0
Gain on contingent consideration not paid		88
Total contingent consideration liability, ending balance	0	0	3,310
Contingent consideration payable	0	0	$ 3,310
Less: Contingent consideration liability - current		0
Contingent consideration liability - net of current	$ 0	$ 0